COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

29.	COMMITMENTS AND CONTINGENCIES

Assets pledged

	Year ended December 31,
(in thousands of $)	2023	2022
Book value of vessels secured against long-term loans(1)	1,075,018	1,115,500
(1) This excludes the FLNG Gimi which is classified as “Asset under development” (note 18) and secured against the Gimi debt facility (note 21).

Capital Commitments

•FLNG conversion

In June 2023, we agreed to replace the Gandria as a specific donor vessel with a generic LNG carrier for conversion to a FLNG which is subject to certain payments and lodging of a full notice to proceed. We also provided a guarantee to cover the sub-contractor’s obligations in connection with the conversion of the vessel. If we do not proceed with the conversion, we may be liable for certain termination payments.

•Mark II

In 2022, our Board of Directors approved up to $328.5 million of capital expenditure for a Mark II, excluding the purchase of the donor vessel, Fuji LNG, of $77.5 million. As of December 31, 2023, we entered into agreements for engineering services and long lead items amounting to $149.2 million (note 20).
In May 2023, we exercised our option to purchase Fuji LNG, a donor vessel for a prospective Mark II project, with the balance of the purchase price of $62.0 million due on delivery of the vessel in March 2024 (see note 30).